BALANCE SHEETS - USD ($)	Jan. 31, 2024	Jan. 31, 2023
Assets
Cash and cash equivalents	$ 23,980,448	$ 13,966,500
Accrued income receivable	1,960,358	23,562
Contract asset	451,896
Prepaid expenses	297,647	127,233
Current assets	26,690,349	14,117,295
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
Total fixed property	3	3
Total assets	26,690,352	14,117,298
Liabilities, Unallocated Reserve And Trust Corpus
Distribution payable	4,854,404
Accrued expenses	860,802	380,960
Contract liability		2,298,121
Total liabilities	5,715,206	2,679,081
Unallocated reserve	20,975,143	11,438,214
Trust corpus	3	3
Total liabilities, unallocated reserve and trust corpus	$ 26,690,352	$ 14,117,298